CERTIFICATE OF AMENDMENT
TO THE
AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST
OF
GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST

WHEREAS, the Trustees of Guggenheim Taxable Municipal Managed Duration Trust, a Delaware statutory trust (the “Trust”), have approved the amendment of the Trust’s Amended and Restated Agreement and Declaration of Trust, dated August 27, 2020 (the “Declaration of Trust”), in accordance with Section 11.3 thereof;

WHEREAS, pursuant to this Certificate of Amendment, the name of the Trust will be changed to “Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust”;

NOW, THEREFORE, the Declaration of Trust is hereby amended by changing the name of the Trust to “Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust”.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned, being the Trustees of the Trust, have executed this Certificate of Amendment, to be effective as of the 19th day of November, 2020.

/s/ Randall C. Barnes

Randall C. Barnes

As Trustee and not individually

/s/ Angela Brock-Kyle

Angela Brock-Kyle

As Trustee and not individually

/s/ Donald A. Chubb, Jr.

Donald A. Chubb, Jr.

As Trustee and not individually

/s/ Jerry B. Farley

Jerry B. Farley

As Trustee and not individually

/s/ Roman Friedrich III

Roman Friedrich III

As Trustee and not individually

/s/ Thomas F. Lydon, Jr.

Thomas F. Lydon, Jr.

As Trustee and not individually

/s/ Ronald A. Nyberg

Ronald A. Nyberg

As Trustee and not individually

/s/ Sandra G. Sponem

Sandra G. Sponem

As Trustee and not individually

/s/ Ronald E. Toupin, Jr.

Ronald E. Toupin, Jr.

As Trustee and not individually

/s/ Amy J. Lee

Amy J. Lee

As Trustee and not individually